Related Party Transactions (Details) - Schedule of Related Party Transactions - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Related Party Transactions [Line Items]
Borrowing/ Collecting Amount	$ 7,606,540	$ 2,868,827
Payment/ Lending Amount	5,234,786	5,371,422
Xiaohong Yin [Member]
Schedule of Related Party Transactions [Line Items]
Borrowing/ Collecting Amount	5,097,075	2,441,555
Payment/ Lending Amount	3,327,076	4,303,242
Tao Ling [Member]
Schedule of Related Party Transactions [Line Items]
Borrowing/ Collecting Amount	793,955
Payment/ Lending Amount	793,955
Bozhen Gong [Member]
Schedule of Related Party Transactions [Line Items]
Borrowing/ Collecting Amount	70,889	305,194
Payment/ Lending Amount	297,733	1,068,180
Tao Ling [Member]
Schedule of Related Party Transactions [Line Items]
Borrowing/ Collecting Amount	141,778
Payment/ Lending Amount
Yun Tan [Member]
Schedule of Related Party Transactions [Line Items]
Borrowing/ Collecting Amount	141,778
Payment/ Lending Amount	141,778
Nanjing Shun yi Jing Electric Technology Co., Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Borrowing/ Collecting Amount	1,361,065
Payment/ Lending Amount	$ 673,444
Peizhen Zhang [Member]
Schedule of Related Party Transactions [Line Items]
Borrowing/ Collecting Amount		122,078
Payment/ Lending Amount